SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                            November 20, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:   AllianceBernstein Bond Fund, Inc. -
               AllianceBernstein Intermediate Bond
               File Nos. 2-48227 and 811-2383
               ------------------------------------


Dear Sir or Madam:


          Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 91 under the Securities Act of 1933 and Amendment No. 69 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. - AllianceBernstein Intermediate Bond Portfolio (the "Fund"). We are making this filing to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13,
2009).

          Disclosure other than that described above contained in the Fund's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 91.

          Please call me at the above-referenced number if you have any questions regarding the attached.

                                               Sincerely,



                                               /s/ Young Seo
                                               -------------
                                                   Young Seo

Attachment


SK 00250 0157 1047568